CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Cash Flows Provided by Operating Activities:
Net income	$ 22,501	$ 16,895	$ 10,604
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,936	2,377	1,215
Stock-based compensation expense	4,671	2,400	99
Excess tax benefit from stock-based compensation	(449)	(1,757)
Loss on sale of assets	23	25
Loss on early extinguishment of debt	1,591
Amortization of debt issuance costs	537	158
Deferred income taxes	721	(2,685)	(833)
Changes in assets and liabilities:
Accounts receivables	1,898	(3,557)	(126)
Inventories	(2,729)	(5,581)	(794)
Prepaid expenses and other assets	(309)	(1,549)	(573)
Accounts payable	2,481	3,443	1,434
Accrued liabilities	(566)	3,874	1,007
Deferred and accrued rents	6,667	5,999	1,440
Income tax payable	4,498	978	(196)
Net cash provided by operating activities	46,471	21,020	13,277
Cash Flows Used in Investing Activities:
Purchase of property and equipment	(16,894)	(16,208)	(5,538)
Other	36
Net cash used in investing activities	(16,858)	(16,208)	(5,538)
Cash Flows Used in Financing Activities:
Proceeds from issuance of stock in initial public offering, net of costs	44,245
Proceeds from borrowings under the new revolving credit facility	41,000
Proceeds from borrowings under the prior senior secured credit facility		95,000
Repayment of borrowings under the new revolving credit facility	(19,000)
Repayment of borrowings under the prior senior secured credit facility	(93,813)	(1,187)
Dividends		(100,000)
Excess tax benefit from stock-based compensation	449	1,757
Payment of debt issuance costs	(1,468)	(2,137)
Proceeds from the exercise of stock options	504	504
Net cash used in financing activities	(28,083)	(6,063)
Net increase (decrease) in cash and cash equivalents	1,530	(1,251)	7,739
Cash and cash equivalents, beginning of year	12,516	13,767	6,028
Cash and cash equivalents, end of year	14,046	12,516	13,767
Supplemental Disclosures of Cash Flow Information:
Cash paid for income taxes	8,971	13,509	7,946
Interest paid	5,569	163
Supplemental Non-Cash Financing Activities:
Accrual of dividends on Preferred Stock - Series A			2,022
Increase in redemption value of Preferred Stock Series A			$ 60,271